Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 23,003,774	$ 22,775,784
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	1,450,984	1,340,624
Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	(5,369,912)	(5,313,781)
Licenses [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	5,054,004	4,885,305
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 1,766,892	$ 1,769,100